Basic and Diluted Net Earnings (Loss) Per Share (Details Narrative) (10-KT) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities earnings per share, amount	54,146